Certain Risks and Concentration - Schedule of Financial Information of VIEs and its subsidiary Excluding Intercompany Items with Company's Subsidiaries (Consolidated Statements of Cash Flows) (Detail) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in)/provided by operating activities	$ (13,881)	$ (3,907)	$ (9,797)
Net cash used in investing activities	(19,931)	(3,710)	(18,095)
OptAim VIE [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in)/provided by operating activities	539	1,043	(1,144)
Net cash used in investing activities	0	(3)	(19)
Net (decrease)/increase in cash and cash equivalents	$ 539	$ 1,040	$ (1,163)